Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
On March 24, 2021, the Sponsor and Metric purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. This amount was paid on behalf of the Company to cover certain expenses. The number of Founder Shares will collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering.
The Sponsor and the Company’s directors and executive officers have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one
basis, subject to certain adjustments, as described in Note 6.
In connection with the closing of the Initial Public Offering, certain anchor investor acquired from the Sponsor and Metric in the aggregate 1,452,654 Founder Shares at the original purchase price that the Sponsor and Metric paid for the Founder Shares. Each anchor investor has agreed with the Sponsor and Metric that, if it does not purchase in the Initial Public Offering the number of Units in its indication of interest, it will automatically forfeit its interest in all such Founder Shares.
The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities was expensed as incurred in the statement of operations. Offering costs allocated to the Public Shares were charged to stockholders’ equity upon the completion of the Initial Public Offering.
In
 September 2022, the Sponsor and Metric sold an aggregate of
850,000 of its
Founder Shares to two third-party investors for cash and, as needed, consulting services, to fund the Company’s extension period and provide and general working capital. The consulting services offered were considered a benefit that the Company realized as a result of the Sponsor and Metric’s transaction with the third-party investors. The fair value of the consulting services of $
360,000 was determined to be a financing expense in accordance with Staff Accounting Bulletin
Topic 5A.

Promissory Note — Related Parties
In
March 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest
bearing and is payable on the earlier of December 31, 2021 or the completion of the Initial Public Offering. The Company had borrowed $188,804 under the Note and repaid the outstanding amount in full on September 14, 2021. As of December 31, 2022 and 2021, the Company did not have any amounts outstanding under the note.
On September 13, 2022, the Company entered into promissory note agreements with the Sponsor and Metric (“Related Party Promissory Notes”) for an aggregate $
490,000
. The Related Party Promissory Notes are
non-interest
bearing and are payable on the earlier of the date on which a business combination is consummated or the date that the winding up of the Company is effective. As of December 31, 2022, there is $
490,000
outstanding under these
agreements.
In November and December 2022, the Company entered into promissory note agreements with various parties (“Promissory Notes”) for an aggregate borrowing capacity of $
905,000. The Promissory Notes include a zero interest bearing note, notes that accrue interest at a

50
%
 rate per annum, and notes that have

100
% interest payable upon the consummation of an initial Business Combination. As of December 31, 2022, the Company has drawn down an aggregate $
767,500 on the Promissory Notes.
The Company has accrued $
7,719
interest related to the
50
% per annum interest rate Promissory Notes and

a
 $
32,865
contingent interest embedded derivative liability related to th
e
100
%
 interest rate Promissory Notes payable upon consummation of an initial Business Combination as of December 31, 2022. The contingent interest liability is treated as an issuance cost and is recorded against a debt discount. The Promissory Notes are recorded net of debt discount, with the debt discount being amortized into the Promissory Note balance through the maturity date.
Related Party Loans
In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor intends to loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company intends to have the ability to repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company intends to have the ability to use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. At the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no outstanding borrowings under the Working Capital
Loans.
Administrative Support Agreement
The Company has the option, commencing on the date that the Company’s securities are first listed on a U.S. national securities exchange through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial, and administrative support.